Income Tax and Tax Payables	6 Months Ended
Jun. 30, 2022
Income Tax and Tax Payables [Abstract]
INCOME TAX AND TAX PAYABLES

12. INCOME TAX AND TAX PAYABLES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of BVI, the Company’s subsidiary incorporated in the BVI is not subject to tax on income or capital gains.

Hong Kong

Roan HK and Lixin HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018 and 2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Roan HK and Lixin HK are exempted from income tax on its foreign-derived income and there are no withholding taxed in Hong Kong on remittance of dividends.

PRC

PRC subsidiaries are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%.

Income tax expenses consisted of the following:

	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Current income tax expenses	$(410,253)	$(206,158)
Deferred income benefit	63,872	219,226
Income tax (expenses) benefit	$(346,381)	$13,068

Below is a reconciliation of the statutory tax rate to the effective tax rate for the Company:

	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25%	25%
Effect of different income tax rate in other jurisdictions	6%	338%
Effect of non-deductible expenses	2%	112%
Effect of temporary differences	(7)%	(1,855)%
Effect of valuation of deferred tax allowance	19%	1,377%
Effective tax rate	45%	(3)%

Deferred tax assets (liabilities), net consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Deferred tax assets
Allowance for doubtful loan receivables	-	38,870
Allowance on doubtful accounts	169,862	190,576
Lease liability	29,860	16,375
Net operating loss carrying forward	173,118	165,290
Less: valuation allowance	173,118	165,290
Total deferred tax assets	$199,722	$245,821
Deferred tax liabilities
Right-of-use assets	(25,967)	(9,328)
Recognition of intangible assets arising from business combination	(629,873)	(780,849)
Deferred tax liabilities, net	$(655,840)	$(793,848)

As of June 30, 2022 and December 31, 2021, the Company had net operating loss carryforwards of $692,969 and $562,798, respectively. The net operating loss can be carried forward up to 2025 for PRC entities and can be carried forward for Hong Kong entities indefinitely. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will be fully realized. Therefore, valuation allowance was recognized against the deferred tax assets based upon management’s assessment as to their realization.

The Company evaluates its valuation allowance requirements at the end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2022 and December 31, 2021, the Company did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit. The Company does not believe that its uncertain tax benefits position will materially change over the next twelve months.